Shareholders equity - Share capital (Details)	1 Months Ended			3 Months Ended	9 Months Ended
	Sep. 30, 2021 EUR (€) € / shares shares	Apr. 30, 2021 EUR (€) shares	Jan. 31, 2021 EUR (€) shares	Sep. 30, 2021 EUR (€) € / shares shares	Sep. 30, 2021 EUR (€) € / shares shares	Sep. 30, 2020 EUR (€)	Apr. 30, 2021 $ / shares	Dec. 31, 2020 shares	Mar. 31, 2020 USD ($)	Nov. 07, 2018 USD ($)
Shareholders' Equity
Authorized share capital	€ 13,600,000			€ 13,600,000	€ 13,600,000
Par value per share | € / shares	€ 0.04			€ 0.04	€ 0.04
Net proceeds from issuance of shares				€ 23,223,000	€ 108,477,000
Shares issued in the period					€ 108,477,000	€ 272,000
Eli Lilly and Company
Shareholders' Equity
Net proceeds from issuance of shares	€ 23,223,000
Issuance of ordinary shares (in shares) | shares	3,989,976
Ordinary
Shareholders' Equity
Maximum aggregate offering of ordinary shares | $										$ 300,000,000
Number of shares authorised | shares	170,000,000			170,000,000	170,000,000
Shares were issued and fully paid in cash | shares	74,863,381			74,863,381	74,863,381
Treasury shares | shares	3,708,810			3,708,810	3,708,810			3,926,743
Preferred
Shareholders' Equity
Number of shares authorised | shares	170,000,000			170,000,000	170,000,000
Market offering program | Ordinary
Shareholders' Equity
Number of shares issued | shares								0
Maximum aggregate offering of ordinary shares | $									$ 75,000,000
At The Market Offering
Shareholders' Equity
Issuance of ordinary shares (in shares) | shares			585,398
Gross proceeds from issuance of shares			€ 2,767,000
Transaction cost			114,000
Net proceeds			€ 2,653,000
Underwritten public offering
Shareholders' Equity
Issuance of ordinary shares (in shares) | shares		15,923,077
Share price | $ / shares							$ 6.50
Gross proceeds from issuance of shares		€ 88,115,000
Transaction cost		5,499,000
Net proceeds		€ 82,616,000